Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 2,267,844	Royalties	U.S	Federal Government	IPNM HB Solution Mine	ipi:SylviniteMember
#: 2
	516,067	Royalties	U.S	Federal Government	IPNM HB Solution Mine	ipi:SaltMember
#: 3
	130,080	Royalties	U.S	Federal Government	IPNM HB Solution Mine	ipi:MagnesiumChlorideMember
#: 4
	2,904,641	Royalties	U.S	Federal Government	IPNM East Mine	ipi:LangbeiniteMember	Underground Mining
#: 5
	18,354	Royalties	U.S	Federal Government	IPNM East Mine	ipi:SaltMember	Underground Mining
#: 6
	111,687	Royalties	U.S	Federal Government	IPNM West Mine	ipi:SylviniteMember	Underground Mining
#: 7
	185,281	Royalties	U.S	Federal Government	Wendover Mine	ipi:SylviniteMember
#: 8
	4,109	Royalties	U.S	Federal Government	Wendover Mine	ipi:SaltMember
#: 9
	$ 64,659	Royalties	U.S	Federal Government	Wendover Mine	ipi:MagnesiumChlorideMember